UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Zimmer Lucas Capital, LLC

Address:    535 Madison Avenue, 6th Floor
            New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stuart J. Zimmer
Title:      Managing Member
Phone:      212-440-0740

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer            New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total:    $1,226,452
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    28-10735                ZLP Master Utility Fund, Ltd.

2.    28-10775                ZLP Master Opportunity Fund, Ltd.

3.    28-11923                ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                      Zimmer Lucas Capital, LLC
                                                         September 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----  ----------     -----  ----      ------ ----
AGL RES INC                          COM        001204106  4,481       110,000 SH        SHARED-DEFINED 1,2        110,000
ALLETE INC                         COM NEW      018522300 14,103       385,000 SH        SHARED-DEFINED 1,2        385,000
AMERICAN ELEC PWR INC                COM        025537101 26,614       700,000 SH        SHARED-DEFINED 1,2        700,000
ANADARKO PETE CORP                   COM        032511107  1,261        20,000 SH        SHARED-DEFINED 2           20,000
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A-    G0457F107  1,004        43,277 SH        SHARED-DEFINED 2           43,277
ATLAS ENERGY LP                 COM UNITS LP    04930A104  4,047       217,913 SH        SHARED-DEFINED 3          217,913
ATLAS PIPELINE PARTNERS LP      UNIT L P INT    049392103  5,717       191,400 SH        SHARED-DEFINED 3          191,400
AVISTA CORP                          COM        05379B107  7,155       300,000 SH        SHARED-DEFINED 1,2        300,000
C&J ENERGY SVCS INC                  COM        12467B304  2,917       177,460 SH        SHARED-DEFINED 1,2,3      177,460
CABOT OIL & GAS CORP                 COM        127097103 61,755       997,500 SH        SHARED-DEFINED 1,2,3      997,500
CALPINE CORP                       COM NEW      131347304  1,549       110,000 SH        SHARED-DEFINED 1,2        110,000
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601    371        25,000 SH        SHARED-DEFINED 1,2         25,000
CHESAPEAKE ENERGY CORP               COM        165167107 66,762     2,613,000 SH        SHARED-DEFINED 1,2,3    2,613,000
CHESAPEAKE ENERGY CORP               COM        165167107  2,355       100,000     CALL  SHARED-DEFINED 2,3        100,000
COMPANHIA PARANAENSE ENERG C    SPON ADR PFD    20441B407    455        25,000 SH        SHARED-DEFINED 1,2         25,000
CLECO CORP NEW                       COM        12561W105 19,631       575,000 SH        SHARED-DEFINED 1,2        575,000
CMS ENERGY CORP                      COM        125896100 23,253     1,175,000 SH        SHARED-DEFINED 1,2      1,175,000
DOMINION RES INC VA NEW              COM        25746U109 34,524       680,000 SH        SHARED-DEFINED 1,2        680,000
DTE ENERGY CO                        COM        233331107  4,902       100,000 SH        SHARED-DEFINED 1,2        100,000
DUKE ENERGY CORP NEW                 COM        26441C105 32,984     1,650,000 SH        SHARED-DEFINED 1,2      1,650,000
EDISON INTL                          COM        281020107 31,556       825,000 SH        SHARED-DEFINED 1,2        825,000
EMPIRE DIST ELEC CO                  COM        291641108  3,876       200,000 SH        SHARED-DEFINED 1,2        200,000
ENBRIDGE ENERGY MANAGEMENT L    SHS UNITS LLI   29250X103  1,331        48,400 SH        SHARED-DEFINED 2,3         48,400
ENBRIDGE ENERGY PARTNERS L P         COM        29250R106 13,665       497,444 SH        SHARED-DEFINED 3          497,444
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100 14,404       414,150 SH        SHARED-DEFINED 3          414,150
EOG RES INC                          COM        26875P101  4,971        70,000 SH        SHARED-DEFINED 2,3         70,000
EQT CORP                             COM        26884L109 43,563       816,400 SH        SHARED-DEFINED 2,3        816,400
EV ENERGY PARTNERS LP             COM UNITS     26926V107  6,093        85,000 SH        SHARED-DEFINED 3           85,000
EXELON CORP                          COM        30161N101 42,610     1,000,000 SH        SHARED-DEFINED 1,2      1,000,000
FIRSTENERGY CORP                     COM        337932107 26,946       600,000 SH        SHARED-DEFINED 1,2        600,000
GENON ENERGY INC                     COM        37244E107  1,154       415,000 SH        SHARED-DEFINED 1,2        415,000
GREAT PLAINS ENERGY INC              COM        391164100 31,845     1,650,000 SH        SHARED-DEFINED 1,2      1,650,000
GULFPORT ENERGY CORP               COM NEW      402635304    907        37,500 SH        SHARED-DEFINED 2           37,500
HALLIBURTON CO                       COM        406216101    305         9,980 SH        SHARED-DEFINED 2            9,980
IDACORP INC                          COM        451107106 31,603       836,500 SH        SHARED-DEFINED 1,2        836,500
INTEGRYS ENERGY GROUP INC            COM        45822P105  2,917        60,000 SH        SHARED-DEFINED 1,2         60,000
ITC HLDGS CORP                       COM        465685105 29,036       375,000 SH        SHARED-DEFINED 1,2        375,000
KINDER MORGAN MANAGEMENT LLC         SHS        49455U100 11,738       200,000 SH        SHARED-DEFINED 2,3        200,000
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106  2,778        46,000 SH        SHARED-DEFINED 3           46,000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    442         8,000 SH        SHARED-DEFINED 2            8,000
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100 14,631       318,420 SH        SHARED-DEFINED 3          318,420
MGE ENERGY INC                       COM        55277P104  4,270       105,000 SH        SHARED-DEFINED 1,2        105,000
MICROSOFT CORP                       COM        594918104  3,609       145,000 SH        SHARED-DEFINED 2          145,000
MV OIL TR                         TR UNITS      553859109    240         6,471 SH        SHARED-DEFINED 3            6,471
NICOR INC                            COM        654086107  4,126        75,000 SH        SHARED-DEFINED 1,2         75,000
NISOURCE INC                         COM        65473P105 75,899     3,550,000 SH        SHARED-DEFINED 1,2,3    3,550,000
NORTHEAST UTILS                      COM        664397106 42,904     1,275,000 SH        SHARED-DEFINED 1,2      1,275,000
NRG ENERGY INC                     COM NEW      629377508  3,375       159,100 SH        SHARED-DEFINED 1,2        159,100
NV ENERGY INC                        COM        67073Y106 30,156     2,050,000 SH        SHARED-DEFINED 1,2      2,050,000
OGE ENERGY CORP                      COM        670837103  1,435        30,022 SH        SHARED-DEFINED 1,2         30,022
OILTANKING PARTNERS L P           UNIT LTD      678049107  1,672        69,975 SH        SHARED-DEFINED 3           69,975
ONEOK INC NEW                        COM        682680103 43,175       653,770 SH        SHARED-DEFINED 1,2,3      653,770
PG&E CORP                            COM        69331C108  8,460       200,000 SH        SHARED-DEFINED 1,2        200,000
PATRIOT COAL CORP                    COM        70336T104    748        88,450 SH        SHARED-DEFINED 1,2         88,450
PIEDMONT NAT GAS INC                 COM        720186105  6,500       225,000 SH        SHARED-DEFINED 1,2        225,000
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105  1,473        25,000 SH        SHARED-DEFINED 3           25,000
PPL CORP                       UNIT 99/99/9999  69351T601  2,211        40,000 SH        SHARED-DEFINED 2           40,000
PPL CORP                             COM        69351T106 60,648     2,125,000 SH        SHARED-DEFINED 1,2      2,125,000
PROGRESS ENERGY INC                  COM        743263105 31,679       612,500 SH        SHARED-DEFINED 1,2        612,500
QUESTAR CORP                         COM        748356102 11,954       675,000 SH        SHARED-DEFINED 1,2        675,000
RANGE RES CORP                       COM        75281A109 51,240       876,500 SH        SHARED-DEFINED 1,2,3      876,500
ROSETTA RESOURCES INC                COM        777779307 13,262       387,500 SH        SHARED-DEFINED 2,3        387,500
ROSETTA RESOURCES INC                COM        777779307  3,423       100,000     CALL  SHARED-DEFINED 2,3        100,000
SANDRIDGE PERMIAN TR          COM UNIT BEN INT  80007A102  5,404       320,700 SH        SHARED-DEFINED 3          320,700
SCHLUMBERGER LTD                     COM        806857108    896        15,000 SH        SHARED-DEFINED 2           15,000
SEMPRA ENERGY                        COM        816851109 10,300       200,000 SH        SHARED-DEFINED 1,2        200,000
SOUTH JERSEY INDS INC                COM        838518108  2,259        45,400 SH        SHARED-DEFINED 1,2         45,400
SOUTHWEST GAS CORP                   COM        844895102 15,372       425,000 SH        SHARED-DEFINED 1,2        425,000
SOUTHWESTERN ENERGY CO               COM        845467109 38,330     1,150,000 SH        SHARED-DEFINED 2,3      1,150,000
SPDR S&P 500 ETF TR                TR UNIT      78462F103  3,677        32,500 SH        SHARED-DEFINED 2           32,500
SPDR S&P 500 ETF TR                TR UNIT      78462F103 16,973       150,000     PUT   SHARED-DEFINED 1,2,3      150,000
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730 15,001       350,000     CALL  SHARED-DEFINED 2,3        350,000
SPECTRA ENERGY CORP                  COM        847560109 52,531     2,141,502 SH        SHARED-DEFINED 1,2,3    2,141,502
SPECTRA ENERGY PARTNERS LP           COM        84756N109  1,645        58,300 SH        SHARED-DEFINED 3           58,300
SUNCOKE ENERGY INC                   COM        86722A103  2,049       186,300 SH        SHARED-DEFINED 1,2,3      186,300
TARGA RESOURCES PARTNERS LP       COM UNIT      87611X105  3,129        95,164 SH        SHARED-DEFINED 3           95,164
TESORO LOGISTICS LP              COM UNIT LP    88160T107    830        34,824 SH        SHARED-DEFINED 3           34,824
TUDOU HLDGS LTD                 SPONSORED ADS   89903T107    341        25,000 SH        SHARED-DEFINED 2           25,000
UGI CORP NEW                         COM        902681105  5,911       225,000 SH        SHARED-DEFINED 1,2        225,000
UNITIL CORP                          COM        913259107  1,926        75,000 SH        SHARED-DEFINED 1,2         75,000
WILLIAMS COS INC DEL                 COM        969457100 15,213       625,000 SH        SHARED-DEFINED 2,3        625,000

SK 02192 0008 1239816